NOTES PAYABLE	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 5. NOTES PAYABLE

During the years ended September 30, 2017, 2016, and 2015, the Company issued $312,828, $391,158 and $250,833 of promissory notes respectively. The notes are unsecured and all notes will be expire on December 31, 2018. Among all the notes issued during the years ended September 30, 2017, 2016, and 2015, $294,928, $235,730, and $147,207 of promissory notes were issued with detachable warrants. According to ASC 470-20, the proceeds from the issuance of debt with detachable stock warrants were allocated between the debt and warrants based on their relative fair market values. Debt discount would be amortized to interest expense over the term of the notes. The Company recognized debt discount of $138,631, $233,125 and $164,497 respectively and amortized $186,280, $72,138, and $15,903 respectively in the years ended September 30, 2017, 2016, and 2015.

Notes Payable Issued with Warrants

During the year ended September 30, 2015, the Company issued promissory note in the aggregated amount of $182,976. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 914,880 shares of warrants with the debt at a strike price of $0.25-$0.30/share. The relative fair value of the warrants of $113,704 was recognized as debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $12,983 associated with the amortization of debt discount for the year ended September 30, 2015. As of September 30, 2015, the notes payable balance was $91,677, including accrued interest of $9,421, and $100,722 unamortized debt discount.

During the year ended September 30, 2016, the Company issued promissory note in the aggregated amount of $235,730. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 1,178,650 shares of warrants with the debt at a strike price of $0.30/share. The relative fair value of the warrants of $138,757 was recognized as debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $46,920 associated with the amortization of debt discount for the year ended September 30, 2016. As of September 30, 2016, the notes payable balance was $266,183, including accrued interest of $40,035, and $192,558 unamortized debt discount.

During the year ended September 30, 2017, the Company issued promissory note in the aggregated amount of $147,207. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 736,030 shares of warrants with the debt at a strike price of $0.30/share. The relative fair value of the warrants of $82,518 was recognized as debt discount, which is being amortized over the term of the notes. The Company recognized interest expense of $116,615 associated with the amortization of debt discount for the year ended September 30, 2017. As of September 30, 2017, the notes payable balance was $317,825, including accrued interest of $93,349, and $158,461 unamortized debt discount.

Notes Payable Issued with Warrants – Related Party

During the year ended September 30, 2015, the Company issued promissory note in the aggregated amount of $60,000 to John David Milroy, a board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 300,000 shares of warrants with the debt at a strike price of $0.25 -$0.30/share. The relative fair value of the warrants of $32,330 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $2,552 associated with the amortization of debt discount for the year ended September 30, 2015.

During the year ended September 30, 2015, the Company issued promissory note in the aggregated amount of $50,000 to Ford Moore, a board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 250,000 shares of warrants with the debt at a strike price of $0.25 -$0.30/share. The relative fair value of the warrants of $17,353 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $317 associated with the amortization of debt discount for the year ended September 30, 2015.

During the year ended September 30, 2015, the Company issued promissory note in the aggregated amount of $1,952 to Michael Lee, CEO and board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 9,775 shares of warrants with the debt at a strike price of $0.30/share. The relative fair value of the warrants of $1,109 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $51 associated with the amortization of debt discount for the year ended September 30, 2015.

During the year ended September 30, 2016, the Company issued promissory note in the aggregated amount of $10,000 to John David Milroy, a board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 50,000 shares of warrants with the debt at a strike price of $0.28/share. The relative fair value of the warrants of $6,074 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $10,456 associated with the amortization of debt discount for the year ended September 30, 2016. As of September 30, 2016, the balance of notes payable to John David Milroy is $55,748, including accrued interest of $11,143 and unamortized debt discount of $25,395.

During the year ended September 30, 2016, the Company issued promissory note in the aggregated amount of $30,000 to Ford Moore, a board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 150,000 shares of warrants with the debt at a strike price of $0.28/share. The relative fair value of the warrants of $18,498 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $9,320 associated with the amortization of debt discount for the year ended September 30, 2016. As of September 30, 2016, the balance of notes payable to Ford Moore is $88,966, including accrued interest of $15,180 and unamortized debt discount of $26,214.

During the year ended September 30, 2016, the Company issued promissory note in the aggregated amount of $111,395 to Michael Lee, CEO and board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 556,975 shares of warrants with the debt at a strike price of $028-$0.30/share. The relative fair value of the warrants of $69,796 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $5,441 associated with the amortization of debt discount for the year ended September 30, 2016. As of September 30, 2016, the balance of notes payable is $126,848, including accrued interest of $35,946 and unamortized debt discount of $65,413.

During the year ended September 30, 2017, the Company did not issue any promissory note to John David Milroy, a board member of the Company. The Company recognized interest expense of $11,276 associated with the amortization of debt discount for the year ended September 30, 2017. As of September 30, 2017, the balance of notes payable to John David Milroy is $75,425, including accrued interest of $19,543 and unamortized debt discount of $14,119.

During the year ended September 30, 2017, the Company did not issue any promissory note to Ford Moore, a board member of the Company. The Company recognized interest expense of $11,640 associated with the amortization of debt discount for the year ended September 30, 2017. As of September 30, 2017, the balance of notes payable to Ford Moore is $112,606, including accrued interest of $27,180 and unamortized debt discount of $14,574.

During the year ended September 30, 2017, the Company issued promissory note in the aggregated amount of $101,126 to Michael Lee, CEO and board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. The Company issued 505,635 shares of warrants with the debt at a strike price of $0.30/share. The relative fair value of the warrants of $56,114 was recognized as a debt discount, which was amortized over the term of the notes. The Company recognized interest expense of $46,749 associated with the amortization of debt discount for the year ended September 30, 2017. As of September 30, 2017, the balance of notes payable to Michael Lee is $246,690, including accrued interest of $62,138 and unamortized debt discount of $74,778.

Notes Payable

During the year ended September 30, 2015, the Company issued promissory note in the aggregated amount of $17,900. The notes will expire on December 31, 2018 with a 12% interest rate per annum. No repayment was made as of September 30, 2017. As of September 30, 2015, the notes payable balance was $19,075, including accrued interest of $1,175.

During the year ended September 30, 2016, the Company did not issue any promissory notes without attach with warrants. As of September 30, 2016, the notes payable balance was $21,114, including accrued interest of $3,214.

During the year ended September 30, 2017, the Company issued promissory note in the amount of $2,500. The notes will expire on December 31, 2018 with a 12% interest rate per annum. As of September 30, 2017, the notes payable balance was $26,204, including accrued interest of $5,804.

Notes Payable – Related Party

During the year ended September 30, 2016, the Company issued promissory note in the aggregated amount of $4,033 (CAD 5,300) to Michael Lee, CEO and board member of the Company. The notes will expire on December 31, 2018 with a 12% interest rate per annum. No repayment was made as of September 30, 2017. As of September 30, 2016, the balance of notes payable was $4,211, including accrued interest of $485. As of September 30, 2017, the balance of notes payable was $4,948, including accrued interest of $1,222.

The table below shows the total outstanding balance of note payable and total accrued interest on September 30, 2017 and 2016.

	September 30, 2017	September 30, 2016
Notes Payable	$1,209,445	$978,702
Accrued Interest	712,546	552,257
Subtotal	1,921,991	1,530,959

Notes Payable – Related Parties	325,860	209,292
Accrued Interests – Related Parties	108,862	62,270
Subtotal	434,721	271,562

Total	$2,356,713	$1,802,521